Earnings per share - Summary of Weighted Average Shares and Adjusted Weighted Average Shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average number of common shares used in the calculation of basic earnings per share (in shares)	203,983,457	194,448,367
Dilutive impact of share options (in shares)	682,803	503,751
Dilutive impact of restricted share units and restricted share units with performance criteria (in shares)	397,436	369,969
Dilutive impact of performance share units (in shares)	477,846	6,419
Diluted (in shares)	205,541,542	195,328,506